Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	18.87%	21.54%	(7.25%)	10.72%	8.62%	18.07%